Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of accounting

a)      Basis of accounting

These condensed consolidated interim financial statements for the sixth-month reporting period ended June 30,2025 have been prepared in accordance with IAS 34 Interim Financial Reporting. The interim report does not include all of the notes normally included in an annual consolidated financial statements.

Accordingly, this report should be read in conjunction with the annual consolidated financial statements for the year ended December 31,2024. The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.

These interim financial statements were authorized for issue by the Company’s board of directors on January 30, 2026.

Employee share-based payments

b)      Employee share-based payments

(a)     For the equity-settled share-based payments arrangements, the employee services received are measured at the fair value of the equity instruments granted at the grant date, and are recognized as compensation cost over the vesting period, with a corresponding adjustment to equity. The fair value of the equity instruments granted shall reflect the impact of market vesting conditions and non-vesting conditions. Compensation cost is subject to adjustment based on the service conditions that are expected to be satisfied and the estimates of the number of equity instruments that are expected to vest under the non-market vesting conditions at each balance sheet date. Ultimately, the amount of compensation cost recognized is based on the number of equity instruments that eventually vest.

(b)    Restricted shares:

i)       Restricted shares issued to employees are measured at the fair value of the equity instruments granted at the grant date, and are recognized as compensation cost over the vesting period.

ii)      For restricted shares where those stocks do not restrict distribution of dividends to employees and employees are not required to return the dividends received if they resign during the vesting period, the Group recognizes the fair value of the dividends received by the employees who are expected to resign during the vesting period as compensation cost at the date of dividends declared.

Change in accounting policy	c) Change in accounting policyThe Group did not have any changes to its accounting policies from those applied in the consolidated financial statements as at and for the year ended December 31, 2024.